Net Income (Loss) Per Share - Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)					6,398,615	10,038,369	11,983,603
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	79,000	0	3,970,000	0
Unvested restricted stock and RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	10,000	0	3,334,000	0
Shares committed under ESPP
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	15,000	0	21,000	0
Unvested equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive common share equivalents (in shares)	0	6,272,000	0	6,605,000